Restricted Stock Units	12 Months Ended
Dec. 31, 2025
Restricted Stock Units
Restricted Stock Units

17.	Restricted Stock Units

During the year ended December 31, 2025 and 2024, the Company granted RSUs as follows:

●	On January 1, 2025, the Company granted 67,200 RSU’s which vest quarterly beginning January 1, 2025.

●	On January 1, 2024, the Company granted 87,600 RSU’s which vest quarterly beginning January 1, 2024. On December 27, 2024, 19,200 vested RSU’s were cancelled pursuant to a settlement agreement (Note 18).

●	As at December 31, 2024, the Company accrued for 207,700 RSU’s valued at $54,197 as an annual bonus to a member of management (Note 18).

●	During the year ended December 31, 2024, the Company granted 129,194 RSU’s valued at $63,986 pursuant to certain anniversary terms of the employment agreement of a member of management.

For the year ended December 31, 2025, the Company recognized $18,543 (2024 - $180,593 and 2023 - $2,279,059) in stock-based compensation expense for RSUs granted and vested.

	Number of unvested restricted stock units	Weighted average fair value per award
Balance, December 31, 2023	–	–
Granted	424,494	0.60
Canceled	(19,200)	0.25
Vested	(197,594)	0.40
Balance, December 31, 2024	207,700	0.15
Granted	67,200	0.09
Balance, December 31, 2025	274,900	0.14

As at December 31, 2025, the Company had 274,900 RSU’s (December 31, 2024 – 207,700) outstanding.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2025 and 2024

(Expressed in U.S. dollars)